Subsequent Events	6 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 27 – SUBSEQUENT EVENTS

On January 6, 2023, the Company entered into a securities purchase agreement with eleven investors, including two entities and nine individuals, pursuant to which the investors agreed to purchase an aggregate of 40,650,406 ordinary shares (4,065,041 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023) of the Company for the purchase price of $0.492 per ordinary share, which is the average of the closing prices of the Company’s ordinary shares for the six consecutive trading days prior to January 3, 2023. The Company has received an aggregate of US$20 million proceeds in connection with the investment.

On January 27, 2023, the Company entered into a securities purchase agreement (the “2023 January Securities Purchase Agreement”) with certain investors, pursuant to which each of the investors agreed to purchase and the Company agreed to issue and sell to the investors an aggregate of 183,077,333 ordinary shares (18,307,733 shares retrospectively adjusted for effect of reverse stock split on April 12, 2023) at a purchase price of US$0.383 per ordinary share for the aggregate gross proceeds of US$70,118,618 before deducting offering expenses. On January 31, 2023, pursuant to the 2023 January Securities Purchase Agreement, the Company consummated such offering of its ordinary shares, which have been registered under the registration statement on Form F-3 (File Number 333-259464).

Reverse stock split

On April 12, 2023, the Company announced the effect of a one-for ten reverse stock split of its ordinary shares (the “one-for-ten Reverse Stock Split”) approved by the Company’s Annual General Meeting of Shareholders held on March 28, 2023. As a result of the one-for-ten Reverse Stock Split, each ten pre-split ordinary shares outstanding were automatically combined and converted to one issued and outstanding ordinary share without any action on the part of the shareholder. No fractional ordinary shares were issued to any shareholders in connection with the reverse stock split.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to December 31, 2022 to the date these financial statements were issued, and has determined that, it does not have any material subsequent events to disclose in these financial statements.